Long-term debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
As at December 31, 2017 and 2016, we had the following debt:

(In US$ millions), unless stated otherwise	December 31, 2017	December 31, 2016
Secured credit facilities
$1,500 million facility (1)	1,112	1,219
$1,350 million facility (1)	931	1,046
$2,000 million facility (NADL) (1)	897	1,033
$1,750 million facility (Sevan Drilling) (1)	856	945
$950 million facility (1)	558	622
$1,450 million facility (1)	318	353
$450 million Eminence facility (1)	261	278
$360 facility (Asia Offshore Drilling)	210	237
$300 million facility (1)	142	162
$400 million facility (1)	133	190
$450 million facility (2015) (1)	101	175
$440 million facility (1)	62	190
Total secured credit facilities	5,581	6,450

Ship Finance Loans
$390 million facility (SFL Deepwater)	226	248
$375 million facility (SFL Hercules)	251	279
$475 million facility (SFL Linus)	309	356
Total Ship Finance Loans	786	883

Unsecured bonds
$1,000 million bond (2)	843	843
NOK1,800 million bond (2)	231	210
$500 million bond (2)	479	479
NOK1,500 million bond (NADL) (2)	182	165
$ 600 million bond (NADL) (2)	413	413
SEK 1,500 million bond (2)	186	165
Total unsecured bonds	2,334	2,275

Total debt principal	8,701	9,608
Less: Debt balance held as subject to compromise	(7,705)	—
Debt balance not subject to compromise	996	9,608
Less: current interest bearing debt not subject to compromise	(511)	(3,230)
Long-term interest bearing debt not subject to compromise	485	6,378

(1)	Denotes impaired secured credit facilities that were reclassified to "Liabilities subject to compromise" on September 12, 2017

(2)	Denotes unsecured bonds that were reclassified to "Liabilities subject to compromise" on September 12, 2017

The Debtors filing of Bankruptcy on the Petition Date constituted an event of default under our secured credit facilities and unsecured bond facilities and were reported as "Liabilities subject to compromise" on the Consolidated Balance Sheets at December 31, 2017.

During bankruptcy proceedings we continue to make interest payments on the secured credit facilities. These are treated as adequate protection payments which are recognized as a reduction in the principal balance of secured credit facilities held within "Liabilities subject to compromise" in the Consolidated Balance Sheets. $81 million has been recognized as adequate protection payments from Petition date to December 31, 2017.
The Debtors have discontinued recording interest on unsecured bond facilities classified as liabilities subject to compromise from the Petition Date.

On filing for Chapter 11, $66 million of unamortized debt issuance costs on the impaired secured credit facilities and unsecured bonds were expensed and recognized within "Reorganization items, net" in the Consolidated Statement of Operations. Details of the debt issuance costs netted against the non-impaired current and long-term debt for each of the periods presented are shown below.

	Outstanding balance as at December 31, 2017
(In US$ millions)	Principal outstanding	Less: Debt issuance costs	Total debt
Debt due within one year	511	(2)	509
Long-term debt	485	—	485
Debt held as subject to compromise	7,705	—	7,705
Total	8,701	(2)	8,699

	Outstanding debt as at December 31, 2016
(In US$ millions)	Principal outstanding	Less: Debt issuance costs	Total debt
Debt due within one year	3,230	(35)	3,195
Long-term debt	6,378	(59)	6,319
Total	9,608	(94)	9,514

The outstanding debt as at December 31, 2017 is repayable as follows:

(In US$ millions)	December 31, 2017
2018	511
2019	485
Total debt principal (1)	996

(1)	Excludes impaired secured debt and unsecured bonds held within "Liabilities subject to compromise"

Credit facilities subject to compromise

The following facilities were held within Liabilities Subject to Compromise as at December 31, 2017.

$2,000 million senior secured credit facility
In April 2011, North Atlantic Drilling Ltd., or “NADL”, our majority owned subsidiary, entered into a $2,000 million senior secured credit facility with a syndicate of banks to partly fund the acquisition of six drilling units from Seadrill, which have been pledged as security. The net book value at December 31, 2017 of the units pledged as security is $1,810 million. The facility has a six year term and bears interest at LIBOR plus 2.00% per annum.

As at December 31, 2017, the outstanding balance was $897 million, as compared to $1,033 million in 2016. The outstanding balance represents the final balloon payment of $908 million offset by adequate protection payments made after September 12, 2017 of $11 million. On April 28, 2016, we executed maturity extension agreements to extend the maturity of this facility from April 15, 2017 to June 30, 2017. On April 4, 2017, we obtained an extension agreement to extend the maturity until September 14, 2017. This remains outstanding as at December 31, 2017 as a result of the RSA entered into on September 12, 2017.

As at December 31, 2016, $50 million was undrawn under this facility, which bears a commitment fee of 40% of the margin. In April 2017 the undrawn portion of the revolving facility was cancelled.

The facility contains a loan-to-value clause, which could require NADL, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 135% of the outstanding loan, however following the amendment made in April 2017, this covenant was suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$400 million senior secured credit facility
In December 2011, we entered into a $400 million senior secured credit facility with a syndicate of banks. The jack-up rigs West Cressida, West Callisto, West Leda and West Triton have been pledged as security. The net book value at December 31, 2017 of the units pledged as security is $507 million. The facility has a five year term and bears interest of LIBOR plus 2.50% per annum. In May 2017, we completed the sale of West Triton to Shelf Drilling. Shelf Drilling subsequently repaid the tranches relating to the West Triton in full, amounting to $47 million.

As at December 31, 2017, the outstanding balance was $133 million, which represents balloon payment of $135 million offset by adequate protection payments made after September 12, 2017 of $2 million. We do not have any undrawn capacity on this facility as at December 31, 2017. The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 150% of the outstanding loan, however following the amendment made in April 2017, this covenant was suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

On April 28, 2016 we executed maturity extension agreements to extend the maturity of this facility from December 8, 2016 to May 31, 2017. On April 4, 2017, we obtained an extension agreement to further extend the maturity until August 31, 2017. On July 26, 2017 this was further extended to September 14, 2017. This remains outstanding as at December 31, 2017 as a result of the RSA entered into on September 12, 2017. The outstanding balance on the credit facility is $133 million as at December 31, 2017.

$440 million secured credit facility
In December 2012, we entered into a $440 million secured credit facility with a syndicate of banks to fund the delivery of two tender rigs and two jack-up drilling rigs. As at December 31, 2016 we had drawn $320 million on the facility and the T-15, T-16, and West Telesto had been pledged as security, while the tranche for the West Oberon was cancelled due to other funding opportunities for this rig. The tender rigs T-15 and T-16 were sold to Seadrill Partners during 2013, and subsequently we entered into a back to back rig financing agreements with Seadrill Partners for the corresponding portions of the secured credit facility for $101 million and $98 million respectively.

In August 2017, Seadrill Partners amended certain credit facilities to insulate itself from us. This resulted in a $109 million repayment in respect to this facility. See Note 30 "Related party transactions" for further details on related party transactions.

The total net book values as at December 31, 2017 of the West Telesto, which is pledged as security, was $188 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of 5 years. The outstanding balance as at December 31, 2017 was $62 million, which represents balloon payment of $64 million offset by adequate protection payments made after September 12, 2017 of $2 million. We do not have any undrawn capacity on this facility as at December 31, 2017.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 135% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$1,450 million senior secured credit facility
In March 2013, we entered into a $1,450 million senior secured credit facility with a syndicate of banks and export credit agencies. The West Auriga, West Vela, and West Tellus were pledged as security. The facility has a final maturity in 2025, with the exception of a commercial tranche of $203 million due for renewal in 2018, and bears an interest of LIBOR plus a margin, inclusive of the guarantee fee, in the range of 2.70% to 3.00%. Due to the sale of the West Auriga and West Vela to Seadrill Partners in 2014, the tranches relating to these rigs were recognized by Seadrill Partners. In August 2017, Seadrill Partners completed amendments to this facility to insulate itself from Seadrill Limited and therefore Seadrill no longer provided an indemnity to Seadrill Partners for any payments or obligations related to this facility that are not related to the West Auriga or West Vela.

The total amount owed as at December 31, 2017 is $318 million (compared to $695 million as at December 31, 2016) which fully relates to Seadrill and the West Tellus ($353 million as at December 31, 2016).

As at December 31, 2017 the net book value of the West Tellus was $615 million. We do not have any undrawn capacity on this facility as at December 31, 2017. The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 125% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$300 million senior secured credit facility
In July 2013, we entered into a $300 million senior secured credit facility with a syndicate of banks and export credit agencies. The West Tucana and West Castor were pledged as security. The facility bears interest of LIBOR plus a margin of 3.00%, which includes the guarantee fee paid to the credit export agency. The facility matures in 2023, however the facility may become payable in full in 2018 if the commercial tranche which expires after 5 years is not renewed. As at December 31, 2017 the net book values of the West Tucana and West Castor were $181 million and $186 million respectively. We do not have any undrawn capacity on this facility as at December 31, 2017. As at December 31, 2017 the outstanding balance was $142 million as compared to $162 million as at December 31, 2016.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 135% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$1,750 million secured credit facility
In September 2013 subsidiaries of Sevan Drilling entered into a $1,750 million bank facility with a syndicate of banks and export credit agencies. The facility consists of two tranches in the amounts of $1,400 million and $350 million. On October 23, 2013 the first tranche of $1,400 million was drawn and was used to repay the existing credit facilities related to Sevan Driller and Sevan Brasil and to settle the remaining installment and other amounts for the delivery of Sevan Louisiana. The Sevan Driller, Sevan Brasil and Sevan Louisiana have been pledged as security. In December 2014 the $350 million tranche relating to the Sevan Developer was cancelled at our request as a consequence of the deferral agreement made with Cosco, and the borrowing entity relating to the Sevan Developer was released from its obligations under this facility.

The facility has a maturity in September 2018 and bears interest of LIBOR plus a margin of 2.85%, which includes the guarantee fee paid to the credit export agency. As at December 31, 2017 the net book values of the Sevan Driller, Sevan Brasil and Sevan Louisiana were $525 million, $552 million and $648 million respectively. We do not have any undrawn capacity on this facility as at December 31, 2017. As at December 31, 2017, the outstanding balance was $856 million as compared to $945 million as at December 31, 2016.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 110% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$450 million senior secured credit facility
In December 2013, we entered into a $450 million senior secured facility with a syndicate of banks. The West Eminence has been pledged as security, and bears interest of LIBOR plus a margin of 1.75% and was due to mature in June 2016. As at December 31, 2017 the net book value of the West Eminence was $508 million. As at December 31, 2017, the outstanding balance was $261 million as compared to $278 million as at December 31, 2016. We do not have any undrawn capacity on this facility as at December 31, 2017.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 130% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

On April 28, 2016 we executed maturity extension agreements to extend the maturity of this facility from June 20, 2016 to December 31, 2016. In addition, the margin was increased to 2.50%, effective June 2016.

On November 16, 2016, the maturity was extended until April 30, 2017. On April 4, 2017, the maturity was extended until August 15, 2017. On August 15, 2017, the maturity was extended to September 14, 2017.

This remains outstanding as at December 31, 2017 as a result of the RSA entered into on September 12, 2017. The outstanding balance on the credit facility is $261 million as at December 31, 2017.

$1,500 million senior secured credit facility (2014)
In July 2014, we entered into a $1,500 million senior secured credit facility with a syndicate of banks to finance three newbuilds, the West Saturn, West Neptune and West Jupiter, which are pledged as security. The net book value at December 31, 2017 of the units pledged as security is $1,831 million. The facility bears interest at LIBOR plus a margin of between 1.7% and 2.38% per annum, plus certain export credit agency fees, and is repayable over a term of 12 years. The loan includes a Commercial Interest Reference Rate (CIRR) tranche with Eksportkreditt Norge ASA, the Norwegian export credit agency, that bears fixed interest at 2.38% per annum. If the commercial tranche of $300 million, which has a balloon payment of $175 million, does not get refinanced to the satisfaction of the remaining lenders after five years, the remaining tranches also become due after five years. We do not have any undrawn capacity on this facility as at December 31, 2017. As at December 31, 2017, the outstanding balance was $1,112 million as compared to $1,219 million as at December 31, 2016.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below an average of 122% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$1,350 million senior secured credit facility
In August 2014, we entered into a $1,350 million senior secured credit facility with a syndicate of banks. The facility consists of a term loan facility for $675 million and a revolving credit facility in an amount up to $675 million. The West Pegasus, West Gemini and West Orion were pledged as security. The total net book value at December 31, 2017 of the units pledged as security is $1,570 million. The facility bears interest at LIBOR plus a margin of 2% per annum, and is repayable in quarterly installments over a term of five years. The revolver is fully repayable at the final maturity date. The revolver facility was fully drawn and we do not have any undrawn capacity as at December 31, 2017. As at December 31, 2017, the outstanding balance was $931 million as compared to $1,046 million as at December 31, 2016.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 120% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or is, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$950 million senior secured credit facility
In January 2015 we entered into a $950 million senior secured credit facility with a syndicate of banks and export credit agencies to fund the delivery of the West Carina and to refinance our indebtedness related to the West Eclipse. The facility comprises of a $60 million term loan, a $250 million revolving facility and a $190 million Export Credit Agency (ECA) facility for the West Carina; and a $225 million term loan and a $225 million revolving facility for the West Eclipse. The term loans and revolving credit facilities bear interest at LIBOR plus 2.00% and the ECA facility has a CIRR fixed interest rate of 2.12%.

In addition the ECA facility for the West Carina has a guarantee fee to the export credit agency of 1.30%. We have entered into a floating swap agreement to counter this fixed payment, meaning we pay floating interest on this tranche, however this agreement was terminated on September 13, 2017 after filing for Chapter 11. The West Carina term loan and revolving credit facility have a 5 year maturity and a 12 year profile, with a balloon payment of $187 million in year 5. The West Carina ECA facility has a 12 year maturity and a 12 year profile.

The West Eclipse term loan has a 5 year maturity and a 10 year profile. The West Eclipse revolving credit facility has a maturity of 5 years and is non-amortizing, with a balloon payment of $225 million in year 5. If the commercial facilities are not refinanced satisfactorily after 5 years then the ECA facility also becomes due.

The net book value of the rigs pledged as security as at December 31, 2017 is $1,256 million. The total outstanding balance as at December 31, 2017 was $558 million (December 31, 2016: $622 million). In April 2017 the undrawn portion of the revolving facility of $171 million was cancelled, of which $100 million related to the West Eclipse and $71 million related to the West Carina. We do not have any undrawn capacity on this facility as at December 31, 2017.

The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 120% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or are, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

$450 million senior secured credit facility (2015)
In August 2015 we entered into a $450 million senior secured credit facility with a syndicate of banks. The West Freedom, West Mischief, West Vigilant, West Resolute, West Prospero, and the West Ariel were pledged as security. The net book value of the rigs pledged as security as at December 31, 2017 is $527 million. The loan bears interest at a rate of LIBOR plus 2.5%. The loan has a 5 year maturity and an 8.5 year profile with a balloon payment at the end of year 5.

In May 2017, we completed the sale of West Resolute to Shelf Drilling. In September 2017, we completed the sale of West Mischief to Shelf Drilling. Shelf Drilling subsequently repaid $54 million on the facility, representing the tranches relating to the West Resolute and West Mischief.

The total outstanding balance as at December 31, 2017 was $101 million (December 31, 2016: $175 million). The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 150% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or are, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

In April 2017 the undrawn portion of the revolving facility, totaling $165 million was canceled. We do not have any undrawn capacity on this facility as at December 31, 2017.

Credit facilities not subject to compromise

$360 million senior secured credit facility
In April 2013, our majority owned subsidiary AOD entered into a $360 million senior secured credit facility with a syndicate of banks. The facility is available in three equal tranches of $120 million, with each tranche relating to AOD 1, AOD 2 and AOD 3, which have been pledged as security. The loan has a five year maturity from the initial borrowing date, and bears interest of LIBOR plus 2.75%. As at December 31, 2017 the rigs have a net book value of $210 million, $201 million and $209 million respectively. We do not have any undrawn capacity on this facility as at December 31, 2017.

As at December 31, 2017 the outstanding balance was $210 million as compared to $237 million as at December 31, 2016. The facility contains a loan-to-value clause, which could require us, to post additional collateral or prepay a portion of the outstanding borrowings should the market value of the drilling units fall below 120% of the outstanding loan, however following the amendment made in April 2017, this covenant has been suspended.

This facility is not subject to compromise as the AOD subsidiary did not file for bankruptcy under Chapter 11, however the covenant terms under the RSA are still applicable. As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or are, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement.

Ship Finance International Limited (“Ship Finance”) Loans

The following loans relate to the Ship Finance entities that we consolidate into the Consolidated Financial Statements as Variable Interest Entities ("VIEs"). Refer to Note 34 "Variable interest entities" for more information.

These facilities are not subject to compromise as the SFL entities did not file for bankruptcy under Chapter 11.

SFL Hercules Ltd
In May 2013, SFL Hercules Ltd entered into a $375 million facility, with a syndicate of banks and financial institutions. The facility is secured by the West Hercules, which has a net book value of $508 million as at December 31, 2017. The new facility has a term of six years and bears interest of LIBOR plus a margin of 2.75%. During the year ended December 31, 2016, SFL Hercules Ltd drew down $50 million on its revolving credit tranche. Subsequently the VIE repaid balances with Ship Finance, a related party to Seadrill, thus reducing the consolidated related party net debt. As at December 31, 2017, the outstanding balance under the facility was $251 million, compared to $279 million as at December 31, 2016. SFL Hercules Ltd has no undrawn capacity on this facility at December 31, 2017.

SFL Deepwater Ltd
In October 2013, SFL Deepwater Ltd entered into a $390 million facility with a syndicate of banks and financial institutions. The facility is secured by the West Taurus, which has a net book value of $385 million as at December 31, 2017. The new facility has a term of five years and bears interest of LIBOR plus a margin of 2.50%. During the year ended December 31, 2016, SFL Deepwater Ltd drew down $50 million on its revolving credit tranche. Subsequently the VIE repaid balances with Ship Finance, a related party to Seadrill, thus reducing the consolidated related party net debt. As at December 31, 2017, the outstanding balance under the facility was $226 million, compared to $248 million as at December 31, 2016. SFL Deepwater Ltd has no undrawn capacity on this facility as at December 31, 2017.

SFL Linus Ltd
In October 2013, SFL Linus Ltd entered into a $475 million secured term loan and revolving credit facility with a syndicate of banks to fund the acquisition of West Linus, which has been pledged as security and has a net book value of $515 million as at December 31, 2017. The facility was fully drawn on February 18, 2014, on the date of delivery of West Linus. The facility bears interest of LIBOR plus 2.75% and matures in June 2019. During the year ended December 31, 2016, SFL Linus Ltd drew down $50 million on its revolving credit tranche. Subsequently the VIE repaid balances with Ship Finance, a related party to Seadrill, thus reducing the consolidated related party net debt. As at December 31, 2017, the outstanding balance under the facility was $309 million compared to $356 million as at December 31, 2016. SFL Linus has no undrawn capacity on this facility at December 31, 2017.

Unsecured Bonds subject to compromise
The following unsecured bonds are included in liabilities subject to compromise in the Consolidated Balance Sheet as of December 31, 2017.

$1,000 million fixed interest bond
In September 2012, we raised $1,000 million through the issue of a 5 year bond which was due to mature in September 2017. This remains outstanding as at December 31, 2017 as a result of the RSA entered into on September 12, 2017. Interest on the bonds bears a fixed interest rate of 5.625% per annum, payable semi-annually in arrears. The interest rate increased to 6.125% in March 2014 as we remained unrated.

During the year ended December 31, 2015, we repurchased $52 million (par value) of the $1,000 million senior unsecured bond, recognizing a gain on debt extinguishment of $8 million in our Consolidated Statement of Operations.

In May 2016, Seadrill Limited entered into a privately negotiated exchange agreement with certain holders of its outstanding 5.625% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 8,184,340 new shares of its common stock, par value $2.00 per share, in exchange for $55.0 million principal amount of the 2017 Notes in accordance with Section 3(a)(9) of the U.S. Securities Act of 1933, as amended. Settlement occurred on May 20, 2016, upon which we had a total of 500,944,280 shares of its common stock issued and outstanding.

In June 2016, Seadrill Limited entered into a privately negotiated exchange agreement with certain holders of its outstanding 5.625% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 7,500,000 new shares of its common stock, par value $2.00 per share, in exchange for $50 million principal amount of the 2017 Notes in accordance with Section 3(a)(9) of the U.S. Securities Act of 1933, as amended. Settlement occurred on June 13, 2016, upon which we had a total of 508,444,280 shares of its common stock issued and outstanding.

As a result of the exchange we recorded a $47 million gain on debt extinguishment which has been included within "Net gain/(loss) on debt extinguishment" in our Consolidated Statement of Operations.

As at December 31, 2017, the outstanding balance was $843 million, compared to $843 million as at December 31, 2016.

NOK 1,800 million floating interest rate bonds
In March 2013 we issued a NOK1,800 million senior unsecured bonds with maturity in March 2018. The bond bears interest of NIBOR plus a margin of 3.75% per annum, payable quarterly in arrears. The bond was subsequently swapped to US$ with a fixed rate of 4.94% per annum until maturity using a cross currency interest rate swap. After filing for Chapter 11, the interest rate swap was terminated on September 13, 2017. Refer to Note 31 - "Risk management and financial instruments" for further information.

As at December 31, 2017, the outstanding balance on the bond was $231 million, compared to $210 million as at December 31, 2016. The bond is held at the exchange rate as at the Petition Date.

$500 million senior unsecured bond
In September 2013, we issued a $500 million senior unsecured bond issue. The bond matures in September 2020 and bears interest of 6.125% per annum, payable semi-annually in arrears. The interest rate increased to 6.625% in March 2014 as we remained unrated.

In December 2014 we repurchased $21 million (of par value), or 4.3%, of the $500 million senior unsecured bond, recognizing a gain on debt extinguishment of $3 million. As at December 31, 2017 and December 31, 2016, the outstanding balance was $479 million.

NOK1,500 million floating interest rate bonds
In October 2013, NADL, our majority owned subsidiary, issued a NOK1,500 million senior unsecured bond with maturity in October 2018, and an interest rate of NIBOR plus a margin of 4.40% per annum. The bond was subsequently swapped to US$ with a fixed rate of 6.18% per annum until maturity using a cross currency interest rate swap. After filing for Chapter 11, the interest rate swap was terminated on September 13, 2017. Refer to Note 31 - "Risk management and financial instruments" for further information.

In December 2014, we purchased NOK82 million (of par value), or 5.5%, of the NOK1,500 million senior unsecured bond issued by NADL, recognizing a gain on debt extinguishment of $4 million. As at December 31, 2017, the outstanding balance was $182 million, compared to $165 million as at December 31, 2016. The bond is held at the exchange rate as at the filing date, September 12, 2017.

$600 million senior unsecured bond
In January 2014, NADL, our majority owned subsidiary, issued a $600 million senior unsecured bond issue. The bond matures in January 2019 and bears interest of 6.25% per annum. In conjunction with the issue and subsequently in the open market we bought 27.5% of the bond, which amounted to $165 million. During June 2014, we sold a portion of the bond owned by us for $25 million. In December 2014 we purchased $47 million (of par value), or 31.1%, of the $600 million senior unsecured bond issued by NADL, recognizing a gain on debt extinguishment of $16 million. As at December 31, 2017 we held 31.1% of the bond, which amounted to $187 million. As at December 31, 2017 and December 31, 2016, the outstanding balance was $413 million.

SEK1,500 million senior unsecured bond
In March 2014, we issued a SEK1,500 million senior unsecured bond. The bond matures in March 2019 and bears interest of STIBOR plus 3.25%. The bond was subsequently swapped to US$ with a fixed rate of 5.2% per annum until maturity using a cross currency interest rate swap. After filing for Chapter 11, the interest rate swap was terminated on September 13, 2017. Refer to Note 31 - "Risk management and financial instruments" for further information.

As at December 31, 2017, the outstanding balance was $186 million, compared to $165 million as at December 31, 2016. The bond is held at the exchange rate as at the filing date, September 12, 2017.

Total gain/loss on debt extinguishment
During the year ended December 31, 2017, we agreed with Archer to convert total outstanding subordinated loans, fees and interest provided to Archer, with a carrying value of $37 million, into a $45 million loan. The fair value of the new loan receivable at the date of conversion was $56 million resulting in a gain of $19 million on debt extinguishment (2016: total gain on bond repurchases of $47 million, 2015: gain of $8 million), which is presented within “Net gain/(loss) on debt extinguishment” in our Consolidated Statement of Operations.

Covenants contained in our debt facilities
Our debt agreements generally contain financial covenants as well as security provided to lenders in the form of pledged assets.

As part of the RSA entered into on September 12, 2017, the lenders have agreed to waive any breach of, or default under, our debt agreements after this date, which arise as a result of or are, directly or indirectly, related to the commencement of Chapter 11 proceedings or any of the steps contemplated in, or to be undertaken pursuant to, the RSA including any failure to comply with any of the financial covenants in the debt agreement. This applies to all of our senior secured credit facilities.

Bank Loans
In addition to security provided to lenders in the form of pledged assets, our bank loan agreements have historically contained financial covenants, including:

•	Aggregated minimum liquidity requirement for the group: to maintain cash and cash equivalents of at least $150 million within the group;

•	Interest coverage ratio: to maintain an EBITDA to interest expense ratio of at least 2.5:1;

•
Current ratio: to maintain current assets to current liabilities ratio of at least 1:1. Current assets are defined as book value less minimum liquidity, but including up to 20.0% of shares in listed companies owned 20.0% or more. Current liabilities are defined as book value less the current portion of long term debt;

•	Equity ratio: to maintain total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book and market values of drilling units;

•
Leverage ratio: to maintain a ratio of net debt to EBITDA no greater than 4.5:1. This was amended in May 2015, which has been discussed further below. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements; and

•
Debt service coverage ratio: The $1,450 million senior secured credit facility for the combined borrowers, and the $1,500 million senior secured credit facility for the individual borrowers, contain a requirement to maintain a ratio of EBITDA of the respective borrower to debt services (being all finance charges and principal) of not less than 1.15:1.

May 2015 Amendments to Senior Secured Credit Facilities
In May 2015, we executed an amendment to the covenants contained in all of our senior secured credit facilities. Under the amended terms, the permitted leverage ratio has been amended to the following:

•	6.0:1, from and including the financial quarter starting on July 1, 2015 and including the financial quarter ending on September 30, 2016;

•	5.5:1, from and including the financial quarter starting on October 1, 2016 and including the financial quarter ending December 31, 2016; and

•	4.5:1, from and including the financial quarter starting on January 1, 2017 until the final maturity date.

In connection with the amendment, effective from July 1, 2015, an additional margin may be payable on the senior secured credit facilities as follows:

•	.125% per annum if the leverage ratio is 4.50:1 up to and including 4.99:1;

•	.25% per annum if the leverage ratio is 5.00:1 up to and including 5.49:1; and

•	.75% per annum if the leverage ratio is 5.50:1 up to and including 6.00:1

In addition, as part of the amendments to the covenants contained in our senior secured credit facilities in May 2015, we are restricted from making dividend distributions, and repurchasing our own shares during the amendment period until January 1, 2017. However, this was further extended by the amendment described below.

April 2016 Amendments to Senior Secured Credit Facilities, as extended in April 2017
On April 28, 2016, we executed amendment and waiver agreements in respect of all of our senior secured credit facilities. We also executed maturity extension agreements in respect of three senior secured credit facilities maturing in the near term of which details are outlined by facility above. On April 4, 2017, we executed extensions to the covenant amendments and waivers expiring on June 30, 2017 to September 30, 2017.
The key terms and conditions of the executed amendment and waiver agreements are as follows:

•	Key amendments and waivers:

◦
Equity ratio: We are required to maintain a total equity to total assets ratio of at least 30.0%. Prior to the amendment, both total equity and total assets were adjusted for the difference between book and market values of drilling units, as determined by independent broker valuations. The amendment removes the need for the market value adjustment from the calculation of the equity ratio until June 30, 2017. On April 4, 2017, the amendment period was extended until September 30, 2017.

•
Leverage ratio: We are required to maintain a ratio of net debt to EBITDA. Prior to the amendment the leverage ratio had to be no greater than 6.0:1, falling to 5.5:1 from October 1, 2016, and falling again to 4.5:1 from January 1, 2017. The amendment retains the ratio at 6.0:1 until December 31, 2016, and then increases to 6.5:1 between January 1, 2017 and June 2017. On April 4, 2017, the amendment period was extended until September 30, 2017.

•
Minimum-value-clauses: Our secured bank credit facilities contain loan-to-value clauses, or minimum-value-clauses (“MVC”), which could require us to post additional collateral or prepay a portion of the outstanding borrowings should the value of the drilling units securing borrowings under each of such agreements decrease below required levels. Subject to compliance with the terms of the amendment, this covenant was suspended until June 30, 2017. On April 4, 2017, the amendment period was extended until September 30, 2017.

•
Minimum Liquidity: We have previously been required to maintain a minimum of $150 million of liquidity. This was reset to $250 million until June 30, 2017. On April 4, 2017, the amendment period was extended until September 30, 2017.

•	Additional undertakings:

◦
Further process: We agreed certain undertakings on a temporary basis while further discussions with our lenders under our senior secured credit facilities remain ongoing. This includes agreements in respect of progress milestones towards the agreement of, and implementation plan in respect of, a comprehensive financing package.

◦	Restrictive undertakings: We have agreed to additional near-term restrictive undertakings applicable during this process, including (without limitation) limitations in respect of:

▪	dividends, share capital repurchases and total return swaps;

▪	incurrence of certain indebtedness;

▪	investments in, extensions of credit to or the provision of financial support for non-wholly owned subsidiaries;

▪	investments in, extensions of credit to or the provision of financial support for joint ventures or associated entities;

▪	acquisitions;

▪	dispositions;

▪	prepayment, repayment or repurchase of any debt obligations;

▪	granting security; and

▪	payments in respect of newbuild drilling units,
in each case, subject to limited exceptions.

•	Other changes and provisions:

◦	Undrawn availability: We have agreed to refrain from borrowing any undrawn commitments under our senior secured credit facilities.

◦	Fees: We have agreed to pay certain fees to our lenders in consideration of these extensions and amendments.

For the purposes of the above tests, EBITDA is defined as the earnings before interest, taxes, depreciation and amortization on a consolidated basis and (ii) the cash distributions from investments, each for the previous period of twelve months as such term is defined in accordance with accounting principles consistently applied. However, in the event that Seadrill or a member of the group acquires rigs or rig owning entities with historical EBITDA available for the rigs’ previous ownership, such EBITDA shall be included for covenant purposes in the relevant loan agreement, and if necessary, be annualized to represent a twelve (12) month historical EBITDA. In the event that Seadrill or a member of the group acquires rigs or rig owning companies without historical EBITDA available, Seadrill is entitled to base a twelve month historical EBITDA calculation on future projected EBITDA only subject to any such new rig having (i) a firm charter contract in place at the time of delivery of the rig, with a minimum duration of twelve months, and (ii) a firm charter contract in place at the time of such EBITDA calculation, provided Seadrill provides the agent bank with a detailed calculation of future projected EBITDA. Further, EBITDA shall include any realized gains and/or losses in respect of the disposal of rigs or the disposal of shares in rig owning companies.

Cash distributions from investments are defined as cash received by Seadrill, by way of dividends, in respect of our ownership interests in companies which Seadrill does not control but over which it exerts significant influence.

In addition to financial covenants, our credit facility agreements generally contain covenants which are customary in secured financing in this industry, including operational covenants in relation to the relevant rigs, information undertakings and covenants in relation to corporate existence and conduct of the business.

The credit facility agreements also identify various events that may trigger mandatory reduction, prepayment, and cancellation of the facility including, among others, the following:

•	total loss or sale of a drilling unit securing a credit facility;

•	cancellation or termination of any existing charter contract or satisfactory drilling contract; and

•	a change of control.

The credit facility agreements contain customary events of default, such as failure to repay principal and interest, and other events of defaults, such as:

•	failure to comply with the financial or insurance covenants;

•	cross-default to other indebtedness held by both Seadrill Partners and its subsidiaries and by us;

•	failure by us to remain listed on a stock exchange;

•	the occurrence of a material adverse change;

•
revocation, termination, or modification of any authorization, license, consent, permission, or approval as necessary to conduct operations as contemplated by the applicable Rig Financing Agreement; and

•
the destruction, abandonment, seizure, appropriation or forfeiture of property of the guarantors or us and our subsidiaries, or the limitation by seizure, expropriation, nationalization, intervention, restriction or other action by or on behalf of any governmental, regulatory or other authority, of the authority or ability of us or any subsidiary thereof to conduct its business, which has or reasonably may be expected to have a material adverse effect.

Our secured credit facilities are secured by:

•	guarantees from rig owning subsidiaries (guarantors);

•	a first priority share pledge over all the shares issued by each of the guarantors;

•
a first priority perfected mortgage in all collateral rigs and any deed of covenant thereto, subject to contractual agreed “quiet enjoyment” undertakings with the end-user of the collateral rigs to be entered into if this is required by the relevant end-user pursuant to the relevant contract;

•	a first priority security interest over each of the rig owners with respect to all earnings and proceeds of insurance; and

•	a first priority security interest in the earnings accounts.

Our loan and other debt agreements also contain, as applicable, loan-to-value clauses, which could require us, at its option, to post additional collateral or prepay a portion of the outstanding borrowings should the value of the drilling units securing borrowings under each of such agreements decrease below required levels. In addition, the loan and other debt agreements include certain financial covenants including the requirement to maintain a certain level of free cash and failure to comply with any of the covenants in the loan agreements could result in a default under those agreements and under other agreements containing cross-default provisions.

In addition to financial covenants, our credit facility agreements contain covenants which are customary in secured financing in this industry, including operational covenants in relation to the relevant rigs, information undertakings and covenants in relation to corporate existence and conduct of the business.

Bonds
For our outstanding Norwegian and Swedish bonds, the main financial covenant is to maintain a total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book value and market values of drilling units.

Our outstanding $1,000 million, $500 million, and $600 million bonds, include certain financial and restrictive covenants which restrict, among other things, Seadrill's ability to pay dividends, incur indebtedness, incur liens, and make certain investments. In addition, these indentures contain other customary terms, including certain events of default, upon the occurrence of which, the bonds may be declared immediately due and payable.

In addition to the above, our bond indentures generally also contain restrictions which are customary for unsecured financings in this industry for similar unrated bonds, including limitations on indebtedness, payments, transactions with affiliates and restrictions on consolidation, merger and sale of assets.

Covenants contained within our consolidated Ship Finance Variable Interest Entities
We consolidate certain Ship Finance entities into the Consolidated Financial Statements as VIEs. While we are not, directly or indirectly, obligated to repay the borrowings under this facility, a breach of one or more of the covenants contained in this credit facility may have a material adverse effect on Seadrill. Seadrill is the Charter Guarantor under these facilities. The main financial covenants contained in the variable interest entities are as follows:

•	Ship Finance must maintain cash and cash equivalents of at least $25 million;

•	Ship Finance must maintain positive working capital;

•	Ship Finance must have a ratio of total liabilities to total assets of at least 0.8 to 1.0 at the end of each quarter; and

•	Our covenants under the bank loans listed above also apply.

The Ship Finance subsidiaries owning West Taurus, West Hercules and West Linus are consolidated into our Consolidated Financial Statements as a VIE.  To the extent that these VIEs defaults under its indebtedness and is marked current in its Consolidated Financial Statements, we would in turn, mark such indebtedness current in our Consolidated Financial Statements. The characterization of the indebtedness in our Consolidated Financial Statements as current may adversely impact our compliance with the covenants contained in Seadrill's existing and future debt agreements. In the event of a default by Seadrill under one of our debt agreements, the lenders under Seadrill's existing debt agreements could determine that we are in default under our other financing agreements. This could result in the acceleration of the maturity of such debt under these agreements and the lenders thereunder may foreclose upon any collateral securing that debt, including Seadrill's drilling rigs, even if we were to subsequently cure such default. Ship Finance are in compliance with related covenants as at December 31, 2017.

Covenants contained in North Atlantic Drilling Ltd. (“NADL”)
In February 2015, NADL received approval from its Norwegian Bondholders to amend the Bond Agreement for its NOK1.5 billion Norwegian Bond maturing in 2018. Under the terms of the agreement, Seadrill will provide a guarantee for the Bond Issue in exchange for amendments to the covenant package, principally replacing the current financial covenants with the financial covenants within Seadrill’s NOK bonds. Additionally, NADL received approval to amend its US$2 billion credit facility and US$475 million term loan and revolving credit facility. Under the terms of the agreements, Seadrill will provide a guarantee for the credit facility in exchange for amendments to the covenant package, principally replacing the existing financial covenants with financial covenants within Seadrill’s secured credit facilities. This amendment to the covenants is effective from December 31, 2014. As such there are no longer separate financial covenants contained within NADL’s credit facilities or bond agreements.

Seadrill Partners covenants
As detailed above, certain subsidiaries of Seadrill Partners were borrowers and guarantors to the $440 million secured credit facility and the $1,450 million senior secured credit facility. In addition, we acted as a guarantor under the $420 million senior secured credit facility relating to the West Polaris, following the sale of the West Polaris to Seadrill Partners in June 2015. In August 2017, Seadrill Partners amended these credit facilities to insulate itself from Seadrill and therefore we no longer acts as a guarantor.